UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22777

Investment Company Act File Number

Eaton Vance Municipal Income 2028 Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income 2028 Term Trust

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 158.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.2%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$2,280	$2,521,178

		$2,521,178

Education — 8.8%
Portland Community College District, OR, 3.25%, 6/15/32(1)	$10,250	$10,226,732
Rutgers State University, NJ, 4.00%, 5/1/30(1)	8,425	8,849,199

		$19,075,931

Electric Utilities — 5.3%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.10%, 5/1/26	$500	$496,145
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(1)	10,000	10,988,400

		$11,484,545

Escrowed/Prerefunded — 4.1%
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(1)	$5,400	$6,041,574
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(1)	185	206,980
Hawaii, Prerefunded to 11/1/22, 5.00%, 11/1/28(1)	2,415	2,707,432

		$8,955,986

General Obligations — 33.2%
Clackamas Community College District, OR, 0.00%, 6/15/28	$1,830	$1,285,557
Clackamas Community College District, OR, 0.00%, 6/15/29	1,000	669,150
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	1,000	688,270
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,557,421
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,582,853
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	487,344
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	552,678
Illinois, 5.00%, 11/1/29	1,500	1,549,245
Illinois, 5.00%, 5/1/33	3,200	3,239,648
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	2,979,500
Ocean City, NJ, 1.00%, 11/15/28	520	429,166
Pennsylvania, 4.00%, 4/1/29(1)	10,000	10,402,400
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/29	1,500	989,715
Riverside County Community College District, CA, (Election of 2004), 0.00%, 8/1/30	1,250	782,275
San Bernardino Community College District, CA, 4.00%, 8/1/30(1)	10,000	10,626,700
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/32	4,395	2,666,710
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(1)	4,200	4,409,664
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(1)	4,350	4,545,924
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(1)	10,000	10,616,000
University City School District, MO, 0.00%, 2/15/33	2,850	1,713,676
Washington, 4.00%, 7/1/29(1)	10,000	10,647,200

		$72,421,096

Security	Principal Amount (000’s omitted)	Value
Hospital — 16.2%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(1)	$10,000	$10,681,700
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,692,775
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	2,995,652
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	85	87,230
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(2)	450	492,588
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	1,000	1,091,360
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/29	1,000	1,128,590
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,078,654
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(1)	10,000	10,331,600
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/28	2,650	3,009,234
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,632,420

		$35,221,803

Housing — 6.7%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(1)	$3,310	$3,363,622
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(1)	990	1,016,463
Virginia Housing Development Authority, 3.625%, 1/1/31(1)	10,000	10,124,100

		$14,504,185

Industrial Development Revenue — 6.6%
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$2,395	$2,464,503
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	2,500	2,501,900
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	540	554,240
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,079,110
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	560,315
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	958,138
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(2)	1,200	1,192,224
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	3,000	3,063,780
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	105	105,210

		$14,479,420

Insured-Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (AGM), 2.069%, (67% of 3 mo. USD LIBOR + 0.52%), 7/1/29(3)	$2,000	$1,770,000
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	500,805
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	4,981,400

		$7,252,205

Insured-General Obligations — 3.0%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/29	$4,000	$2,624,720
Luzerne County, PA, (AGM), 5.00%, 11/15/29	2,000	2,239,360
McHenry County Community Unit School District No. 12, IL, (AGM), 4.25%, 1/1/29	1,230	1,266,137
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	500,830

		$6,631,047

Security	Principal Amount (000’s omitted)	Value
Insured-Industrial Development Revenue — 2.0%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$4,252,584

		$4,252,584

Insured-Special Tax Revenue — 1.6%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,441,134
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,115	422,841
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,530,054

		$3,394,029

Insured-Transportation — 4.8%
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.62%, (0.00% until 1/15/24), 1/15/32	$795	$716,860
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,480,794
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	9,095	5,734,943
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,138,300
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,483,641

		$10,554,538

Insured-Water and Sewer — 2.5%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$597,240
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	728,275
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	577,707
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	2,634,808
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,002,430

		$5,540,460

Lease Revenue/Certificates of Participation — 0.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,036,820

		$1,036,820

Other Revenue — 6.5%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/28	$750	$854,242
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 1/1/29(1)	10,000	10,551,800
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	2,860,144

		$14,266,186

Senior Living/Life Care — 10.3%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/27	$225	$249,615
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/28	225	248,585
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	1,360	1,503,575
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	280,550
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	140	153,882
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/30	2,750	2,879,360
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	500	548,475
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	659,826
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	1,250	1,365,300
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,578,975

Security	Principal Amount (000’s omitted)	Value
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	$1,145	$1,241,512
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	779,275
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	923,541
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,060	1,220,399
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(2)	1,200	1,297,704
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,216,721
Savannah Economic Development Authority, GA, (Marshes of Skidaway Island), 6.00%, 1/1/24	405	435,185
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,035	1,119,766
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(2)	900	910,998
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/26	345	386,683
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	541,795
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/28	750	812,100
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,310,976
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/28(2)	750	840,833

		$22,505,631

Special Tax Revenue — 17.0%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$1,405	$1,426,792
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	895	943,894
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(1)	10,000	10,612,700
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(1)	12,000	13,578,960
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(1)	2,000	2,148,020
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(1)	5,680	6,058,629
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(1)	2,120	2,252,860

		$37,021,855

Student Loan — 3.3%
Massachusetts Educational Financing Authority, (AMT), 4.125%, 1/1/29	$955	$981,578
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	3,000	3,298,950
New Jersey Higher Education Student Assistance Authority, Series 2013-1A, (AMT), 4.00%, 12/1/28	1,500	1,535,280
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	1,310	1,355,182

		$7,170,990

Transportation — 14.7%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	$1,500	$1,716,120
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	2,000	1,715,980
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	745,024
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,395,990
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,862,140
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,592,760
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	747,484
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/29	2,575	2,896,772

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/30(4)	$7,000	$7,860,160
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(1)	10,000	10,192,900
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	2,135	1,333,051

		$32,058,381

Water and Sewer — 6.6%
Detroit, MI, Water Supply System, 5.25%, 7/1/27	$1,000	$1,075,850
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,540,950
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	7,500	7,773,450

		$14,390,250

Total Tax-Exempt Municipal Securities — 158.2% (identified cost $331,859,587)		$344,739,120

Taxable Municipal Securities — 4.3%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 3.0%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,557,050
Chicago, IL, 7.375%, 1/1/33	1,000	1,076,410
Chicago, IL, 7.781%, 1/1/35	1,675	1,832,818

		$6,466,278

Insured-Transportation — 1.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$2,930,248

		$2,930,248

Total Taxable Municipal Securities — 4.3% (identified cost $8,142,814)		$9,396,526

Total Investments — 162.5% (identified cost $340,002,401)		$354,135,646

Other Assets, Less Liabilities — (62.5)%		$(136,188,757)

Net Assets — 100.0%		$217,946,889

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2018, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	13.2%
Texas	10.5%
Arizona	10.1%
California	10.1%
Others, representing less than 10% individually	56.1%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2018, 11.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $8,432,817 or 3.9% of the Trust’s net assets.

(3)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(4)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at April 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$344,739,120	$—	$344,739,120
Taxable Municipal Securities	—	9,396,526	—	9,396,526
Total Investments	$—	$354,135,646	$—	$354,135,646

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income 2028 Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018